STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Staff Cost [Abstract]
Schedule of staff costs and average number of employees

USDm	2018	2017	2016
Total staff costs
Staff costs included in operating expenses	9.3	9.2	9.9
Staff costs included in administrative expenses	36.9	34.6	31.0
Total	46.2	43.8	40.9

Staff costs comprise the following
Wages and salaries	38.1	36.4	32.3
Share-based compensation	2.1	1.9	2.0
Pension costs	3.3	3.1	3.6
Other social security costs	0.6	0.3	0.4
Other staff costs	2.1	2.1	2.6
Total	46.2	43.8	40.9

Average number of permanent employees
Seafarers	111.7	130.6	137.0
Land-based	302.2	286.6	269.1
Total	413.9	417.2	406.1

Schedule of termination benefits by title of individual
USD '000	2018	2017	2016
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	276	290	237
David Weinstein	182	174	131
Torben Janholt	171	174	132
Göran Trapp	171	174	158
Total	800	812	658

Schedule of key management personnel compensation
USD '000	Salary	Taxable benefits	Annual perfor- mance bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2016, TORM A/S - restated 1)	834	41	559	1,434
2016, TORM plc1)	39	-	-	39
2017, TORM A/S1)	923	42	580	1,545
2017, TORM plc1)	81	-	-	81
2018, TORM A/S1)	983	44	425	1,452
2018, TORM plc1)	80	-	-	80

1)	Paid by legal entity as noted.

Schedule of staff costs
	RSU LTIP grant 1)	Exercise price per share	RSU grant value assuming 100% vesting
LTIP element of Jacob Meldgaard's remuneration package 2018:
Jacob Meldgaard	766,035	DKK 53.7	USD 0.9m

1)	The LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018. Therefore there is no minimum or maximum for 2018.

Schedule of reconciliation number of other equity instruments
Number of shares (1,000)	2018	2017	2016

Outstanding as of 1 January	2,611.2	1,999.8	-
Granted during the period	907.3	866.6	2,127.4
Exercised during the period	-	-	-
Expired during the period	-764.0	-233.9	-
Forfeited during the period	-35.4	-21.3	-127.6
Outstanding as of 31 December	2,719.1	2,611.2	1,999.8

Exercisable as of 31 December	255.3	255.3	538.9